                                     .  Vari-exceptional Life

                                     .  Variable Inheiritage
                [GRAPHIC]
                                     .  Estate Optimizer

                                     .  Vari-Exceptional Life Plus




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                                     [LOGO]
                                   AllmericA
                                 FINANCIAL (R)

                               Semi-Annual Report

                                 JUNE 30, 2003

                              GENERAL INFORMATION


OFFICERS OF ALLMERICA FINANCIAL LIFE INSURANCE AND
ANNUITY COMPANY (AFLIAC) AND FIRST ALLMERICA
FINANCIAL LIFE INSURANCE COMPANY (FAFLIC)

Mark A. Hug, President and CEO
Edward J. Parry III, Senior Vice President and CFO
J. Kendall Huber, Senior Vice President and General Counsel
Robert P. Restrepo, Jr., Senior Vice President
John P. Kavanaugh, Vice President and Chief Investment Officer
Mark C. McGivney, Vice President and Treasurer
Charles F. Cronin, Vice President and Secretary

INVESTMENT ADVISERS
Alliance Capital Management, L.P.
1345 Avenue of the Americas, New York, NY 10105
  AllianceBernstein Premier Growth Portfolio

Allmerica Financial Investment Management Services, Inc.
440 Lincoln Street, Worcester, MA 01653

   INVESTMENT SUB-ADVISERS
   Opus Investment Management, Inc.
   440 Lincoln Street, Worcester, MA 01653
     Equity Index Fund
     Government Bond Fund
     Money Market Fund
     Select Investment Grade Income Fund

   Bank of Ireland Asset Management (U.S.) Ltd.
   26 Fitzwilliam Place, Dublin 2, Ireland
   75 Holly Hill Lane, Greenwich, CT 06830
     Select International Equity Fund

   Cramer Rosenthal McGlynn, LLC
   520 Madison Avenue, New York, NY 10022
     Select Value Opportunity Fund

   Goldman Sachs Asset Management, L.P.
   32 Old Slip, New York, NY 10005
     Core Equity Fund (Co-Sub-Adviser)

   Jennison Associates LLC
   466 Lexington Avenue, New York, NY 10017
     Select Growth Fund (Co-Sub-Adviser)

   Putnam Investment Management, LLC
   One Post Office Square, Boston, MA 02109
     Select Growth Fund (Co-Sub-Adviser)

   T. Rowe Price Associates, Inc.
   100 East Pratt Street, Baltimore, MD 21202
     Select Capital Appreciation Fund

   UBS Global Asset Management (Americas) Inc.
   One North Wacker Drive, Chicago, IL 60606
     Core Equity Fund (Co-Sub-Adviser)

INVESTMENT ADVISERS (CONTINUED)
Delaware International Advisers Ltd.
80 Cheapside, London, England EC2V6EE
  Delaware VIP International Value Equity Series

Fidelity Management & Research Company
82 Devonshire Street, Boston, MA 02108
  Fidelity VIP Asset Manager Portfolio
  Fidelity VIP Equity-Income Portfolio
  Fidelity VIP Growth Portfolio
  Fidelity VIP High Income Portfolio
  Fidelity VIP Index 500 Portfolio
  Fidelity VIP Money Market Portfolio
  Fidelity VIP Overseas Portfolio

Franklin Advisers, Inc.
One Franklin Parkway, San Mateo, CA 94403
  FT VIP Franklin Large Cap Growth Securities Fund
  FT VIP Franklin Small Cap Fund

INVESCO Funds Group, Inc.
4350 South Monaco Street, Denver, CO 80217
  INVESCO VIF-Health Sciences Fund

Janus Capital Management LLC
100 Fillmore Street, Denver, CO 80206
  Janus Aspen Growth Portfolio

T. Rowe Price International, Inc.
100 East Pratt Street, Baltimore, MD 21202
  T. Rowe Price International Stock Portfolio


One or more funds may not be available under the variable product which you have chosen. Inclusion in this report of a fund which is not available under your contract/policy is not to be considered a solicitation. To identify the funds available through your variable product, please refer to the Product Performance Summary herein.

                          PRODUCT PERFORMANCE SUMMARY

VARI-EXCEPTIONAL LIFE '87 (AFLIAC)

Average Annual Total Returns as of 6/30/03

The average annual total returns for the Vari-Exceptional Life '87 sub-accounts of AFLIAC are summarized below. The returns shown are net of total underlying fund expenses and all sub-account charges, but do not include insurance charges, including the premium expense charge, monthly charges under the policy, surrender charges or transaction charges. If the returns included the effect of these additional charges, they would have been significantly lower. For returns of the underlying funds that do not reflect the deduction of insurance and sub-account charges please refer to the following individual portfolio reviews.

                                                                                       Without Surrender and
                                                                                      Monthly Policy Charges
                                                                                        10 Years    10 Years
                                                      Fund Sub-Account                   or Life  or Life of
                                                 Inception   Inception                   of Fund Sub-Account
Sub-Accounts                                          Date        Date  1 Year 5 Years (if less)   (if less)
------------------------------------------------------------------------------------------------------------
Allmerica Investment Trust
AIT Core Equity Fund                               4/29/85    11/19/87   0.01%  -3.75%     6.71%       6.71%
AIT Equity Index Fund                             9/28/900    10/25/90  -0.96%  -2.70%     8.57%       8.57%
AIT Government Bond Fund                           8/26/91     11/6/91   7.50%   5.86%     5.18%       5.18%
AIT Money Market Fund                              4/29/85    12/22/87   0.29%   3.19%     3.61%       3.61%
AIT Select Capital Appreciation Fund               4/28/95     4/28/95   3.69%   4.20%    10.52%      10.52%
AIT Select Growth Fund                             8/21/92     9/17/92  -3.50%  -7.48%     5.28%       5.28%
AIT Select International Equity Fund                5/2/94      5/3/94 -12.06%  -5.39%     2.68%       2.68%
AIT Select Investment Grade Income Fund            4/29/85     12/2/87   8.02%   5.55%     5.60%       5.60%
AIT Select Value Opportunity Fund                  4/30/93      5/6/93  -0.58%   4.69%     9.83%       9.83%

Alliance Variable Products Series Fund, Inc. (Class B)
AllianceBernstein Premier Growth Portfolio         6/26/92      5/1/01  -4.43%  -5.40%     8.65%     -18.49%

Delaware VIP Trust
Delaware VIP International Value Equity Series    10/29/92     5/18/93  -2.21%  -0.28%     6.15%       6.15%

Fidelity Variable Insurance Products Fund
Fidelity VIP Asset Manager Portfolio                9/6/89     5/11/94   8.73%   0.70%     6.22%       6.34%
Fidelity VIP Equity-Income Portfolio               10/9/86    11/16/87  -2.91%  -0.56%     8.75%       8.75%
Fidelity VIP Growth Portfolio                      10/9/86    11/16/87  -2.68%  -2.21%     7.65%       7.65%
Fidelity VIP High Income Portfolio                 9/19/85    11/19/87  25.68%  -4.78%     3.00%       3.00%
Fidelity VIP Money Market Portfolio                 4/1/82    12/10/87   0.41%   3.17%     3.65%       3.65%
Fidelity VIP Overseas Portfolio                    1/28/87    11/19/87 -10.59%  -5.75%     2.96%       2.96%

Franklin Templeton Variable Insurance Products Trust (Class 2)
FT VIP Franklin Large Cap Growth Securities Fund    5/1/96      5/1/01   1.25%   1.63%     6.82%     -12.67%
FT VIP Franklin Small Cap Fund                     11/1/95      5/1/01  -3.20%   0.52%     6.63%     -13.02%

Janus Aspen Series (Service Shares)
Janus Aspen Growth Portfolio                       9/13/93      5/1/01  -3.88%  -3.30%     6.46%     -18.85%

T. Rowe Price International Series, Inc.
T. Rowe Price International Stock Portfolio        3/31/94     6/25/95  -9.63%  -6.20%     0.67%       0.07%

Returns in the column designated as "Life of Fund" assume an investment in the underlying funds listed above on the date of inception of each fund. Returns in the column designated as "Life of Sub-Account" assume an investment in the underlying funds listed above on the date of inception of each sub-account. All full surrenders, or withdrawals in excess of the free amount, may be subject to a surrender charge.

Returns in this report are historical and are not indicative of future results. The return and principal value of an investment will fluctuate so that an investor's shares, when redeemed, may be worth more or less than their original cost.

                          PRODUCT PERFORMANCE SUMMARY

VARI-EXCEPTIONAL LIFE '91 (AFLIAC)

Average Annual Total Returns as of 6/30/03

The average annual total returns for the Vari-Exceptional Life '91 sub-accounts of AFLIAC are summarized below. The returns shown are net of total underlying fund expenses and all sub-account charges, but do not include insurance charges, including the premium expense charge, monthly charges under the policy, surrender charges or transaction charges. If the returns included the effect of these additional charges, they would have been significantly lower. For returns of the underlying funds that do not reflect the deduction of insurance and sub-account charges please refer to the following individual portfolio reviews.

                                                                                       Without Surrender and
                                                                                      Monthly Policy Charges
                                                                                        10 Years    10 Years
                                                      Fund Sub-Account                   or Life  or Life of
                                                 Inception   Inception                   of Fund Sub-Account
Sub-Accounts                                          Date        Date  1 Year 5 Years (if less)   (if less)
------------------------------------------------------------------------------------------------------------

Allmerica Investment Trust
AIT Core Equity Fund                              4/29/85     11/19/87   0.01% -3.75%    6.71%         6.71%
AIT Equity Index Fund                             9/28/90     10/25/90  -0.96% -2.70%    8.57%         8.57%
AIT Government Bond Fund                          8/26/91      11/6/91   7.50%  5.86%    5.18%         5.18%
AIT Money Market Fund                             4/29/85     12/22/87   0.29%  3.19%    3.61%         3.61%
AIT Select Capital Appreciation Fund              4/28/95      4/28/95   3.69%  4.20%   10.52%        10.52%
AIT Select Growth Fund                            8/21/92      9/17/92  -3.50% -7.48%    5.28%         5.28%
AIT Select International Equity Fund               5/2/94       5/3/94 -12.06% -5.39%    2.68%         2.68%
AIT Select Investment Grade Income Fund           4/29/85      12/2/87   8.02%  5.55%    5.60%         5.60%
AIT Select Value Opportunity Fund                 4/30/93       5/6/93  -0.58%  4.69%    9.83%         9.83%

Alliance Variable Products Series Fund, Inc. (Class B)
AllianceBernstein Premier Growth Portfolio        6/26/92       5/1/01  -4.43% -5.40%    8.65%       -18.49%

Delaware VIP Trust
Delaware VIP International Value Equity Series   10/29/92      5/18/93  -2.21% -0.28%    6.15%         6.15%

Fidelity Variable Insurance Products Fund
Fidelity VIP Asset Manager Portfolio               9/6/89      5/11/94   8.73%  0.70%    6.22%         6.34%
Fidelity VIP Equity-Income Portfolio              10/9/86     11/16/87  -2.91% -0.56%    8.75%         8.75%
Fidelity VIP Growth Portfolio                     10/9/86     11/16/87  -2.68% -2.21%    7.65%         7.65%
Fidelity VIP High Income Portfolio                9/19/85     11/19/87  25.68% -4.78%    3.00%         3.00%
Fidelity VIP Money Market Portfolio                4/1/82     12/10/87   0.41%  3.17%    3.65%         3.65%
Fidelity VIP Overseas Portfolio                   1/28/87     11/19/87 -10.59% -5.75%    2.96%         2.96%

Franklin Templeton Variable Insurance Products Trust (Class 2)
FT VIP Franklin Large Cap Growth Securities Fund   5/1/96       5/1/01   1.25%  1.63%    6.82%       -12.67%
FT VIP Franklin Small Cap Fund                    11/1/95       5/1/01  -3.20%  0.52%    6.63%       -13.02%

Janus Aspen Series (Service Shares)
Janus Aspen Growth Portfolio                      9/13/93       5/1/01  -3.88% -3.30%    6.46%       -18.85%

T. Rowe Price International Series, Inc.
T. Rowe Price International Stock Portfolio       3/31/94      6/25/95  -9.63% -6.20%    0.67%         0.07%

Returns in the column designated as "Life of Fund" assume an investment in the underlying funds listed above on the date of inception of each fund. Returns in the column designated as "Life of Sub-Account" assume an investment in the underlying funds listed above on the date of inception of each sub-account. All full surrenders, or withdrawals in excess of the free amount, may be subject to a surrender charge.

Returns in this report are historical and are not indicative of future results. The return and principal value of an investment will fluctuate so that an investor's shares, when redeemed, may be worth more or less than their original cost.

                          PRODUCT PERFORMANCE SUMMARY


VARI-EXCEPTIONAL LIFE '93 (AFLIAC)

Average Annual Total Returns as of 6/30/03

The average annual total returns for the Vari-Exceptional Life '93 sub-accounts of AFLIAC are summarized below. The returns shown are net of total underlying fund expenses and all sub-account charges, but do not include insurance charges, including the premium expense charge, monthly charges under the policy, surrender charges or transaction charges. If the returns included the effect of these additional charges, they would have been significantly lower. For returns of the underlying funds that do not reflect the deduction of insurance and sub-account charges please refer to the following individual portfolio reviews.

                                                                                       Without Surrender and
                                                                                      Monthly Policy Charges
                                                                                        10 Years    10 Years
                                                      Fund Sub-Account                   or Life  or Life of
                                                 Inception   Inception                   of Fund Sub-Account
Sub-Accounts                                          Date        Date  1 Year 5 Years (if less)   (if less)
------------------------------------------------------------------------------------------------------------

Allmerica Investment Trust
AIT Core Equity Fund                               4/29/85      7/6/93   0.12%  -3.65%     6.72%       6.99%
AIT Equity Index Fund                              9/28/90     7/18/93  -0.86%  -2.60%     8.58%       8.73%
AIT Government Bond Fund                           8/26/91     7/22/93   7.61%   5.97%     5.19%       5.25%
AIT Money Market Fund                              4/29/85     7/18/93   0.39%   3.30%     3.62%       3.63%
AIT Select Capital Appreciation Fund               4/28/95     4/28/95   3.79%   4.31%    10.59%      10.59%
AIT Select Growth Fund                             8/21/92     7/20/93  -3.40%  -7.39%     5.29%       5.42%
AIT Select International Equity Fund                5/2/94      5/3/94 -11.98%  -5.29%     2.71%       2.71%
AIT Select Investment Grade Income Fund            4/29/85     7/19/93   8.13%   5.66%     5.61%       5.56%
AIT Select Value Opportunity Fund                  4/30/93     7/18/93  -0.48%   4.79%     9.84%      10.03%

Alliance Variable Products Series Fund, Inc. (Class B)
AllianceBernstein Premier Growth Portfolio         6/26/92      5/1/01  -4.33%  -5.31%     8.76%     -18.41%

Delaware VIP Trust
Delaware VIP International Value Equity Series    10/29/92     7/18/93  -2.11%  -0.17%     6.17%       6.14%

Fidelity Variable Insurance Products Fund
Fidelity VIP Asset Manager Portfolio                9/6/89     5/10/94   8.83%   0.80%     6.23%       6.35%
Fidelity VIP Equity-Income Portfolio               10/9/86      7/6/93  -2.81%  -0.46%     8.76%       8.94%
Fidelity VIP Growth Portfolio                      10/9/86     7/18/93  -2.58%  -2.11%     7.66%       7.84%
Fidelity VIP High Income Portfolio                 9/19/85     7/18/93  25.80%  -4.68%     3.01%       2.92%
Fidelity VIP Overseas Portfolio                    1/28/87     7/20/93 -10.50%  -5.66%     2.97%       2.69%

Franklin Templeton Variable Insurance Products Trust (Class 2)
FT VIP Franklin Large Cap Growth Securities Fund    5/1/96      5/1/01   1.36%   1.74%     6.92%     -12.58%
FT VIP Franklin Small Cap Fund                     11/1/95      5/1/01  -3.10%   0.62%     6.74%     -12.93%

INVESCO Variable Investment Funds, Inc.
INVESCO VIF Health Sciences Fund                   5/22/97      5/1/01   2.15%   3.12%     7.72%      -5.51%

Janus Aspen Series (Service Shares)
Janus Aspen Growth Portfolio                       9/13/93      5/1/01  -3.78%  -3.20%     6.57%     -18.77%

T. Rowe Price International Series, Inc.
T. Rowe Price International Stock Portfolio        3/31/94     6/21/95  -9.54%  -6.11%     0.70%       0.18%

Returns in the column designated as "Life of Fund" assume an investment in the underlying funds listed above on the date of inception of each fund. Returns in the column designated as "Life of Sub-Account" assume an investment in the underlying funds listed above on the date of inception of each sub-account. All full surrenders, or withdrawals in excess of the free amount, may be subject to a surrender charge.

Returns in this report are historical and are not indicative of future results. The return and principal value of an investment will fluctuate so that an investor's shares, when redeemed, may be worth more or less than their original cost.

                          PRODUCT PERFORMANCE SUMMARY

VARI-EXCEPTIONAL LIFE '93 (FAFLIC)

Average Annual Total Returns as of 6/30/03

The average annual total returns for the Vari-Exceptional Life '93 sub-accounts of FAFLIC are summarized below. The returns shown are net of total underlying fund expenses and all sub-account charges, but do not include insurance charges, including the premium expense charge, monthly charges under the policy, surrender charges or transaction charges. If the returns included the effect of these additional charges, they would have been significantly lower. For returns of the underlying funds that do not reflect the deduction of insurance and sub-account charges please refer to the following individual portfolio reviews.

                                                                                       Without Surrender and
                                                                                      Monthly Policy Charges
                                                                                        10 Years    10 Years
                                                      Fund Sub-Account                   or Life  or Life of
                                                 Inception   Inception                   of Fund Sub-Account
Sub-Accounts                                          Date        Date  1 Year 5 Years (if less)   (if less)
------------------------------------------------------------------------------------------------------------

Allmerica Investment Trust
AIT Core Equity Fund                               4/29/85      4/7/94   0.12%  -3.65%     6.72%       7.04%
AIT Equity Index Fund                              9/28/90     4/20/94  -0.86%  -2.60%     8.58%       9.54%
AIT Government Bond Fund                           8/26/91     5/10/94   7.61%   5.97%     5.20%       5.99%
AIT Money Market Fund                              4/29/85      5/4/94   0.39%   3.30%     3.62%       3.78%
AIT Select Capital Appreciation Fund               4/28/95     4/28/95   3.79%   4.31%    10.59%      10.59%
AIT Select Growth Fund                             8/21/92     4/10/94  -3.40%  -7.39%     5.29%       5.56%
AIT Select International Equity Fund                5/2/94      5/3/94 -11.97%  -5.29%     2.71%       2.71%
AIT Select Investment Grade Income Fund            4/29/85     4/20/94   8.13%   5.66%     5.61%       6.39%
AIT Select Value Opportunity Fund                  4/30/93      4/6/94  -0.48%   4.79%     9.83%       9.42%

Alliance Variable Products Series Fund, Inc. (Class B)
AllianceBernstein Premier Growth Portfolio         6/26/92      5/1/01  -4.33%  -5.31%     8.76%     -18.42%

Delaware VIP Trust
Delaware VIP International Value Equity Series    10/29/92      4/6/94  -2.11%  -0.17%     6.39%       5.12%

Fidelity Variable Insurance Products Fund
Fidelity VIP Asset Manager Portfolio                9/6/89     5/11/94   8.83%   0.80%     6.23%       6.38%
Fidelity VIP Equity-Income Portfolio               10/9/86      4/6/94  -2.81%  -0.46%     8.76%       9.10%
Fidelity VIP Growth Portfolio                      10/9/86      4/6/94  -2.58%  -2.11%     7.66%       7.74%
Fidelity VIP High Income Portfolio                 9/19/85      4/6/94  25.80%  -4.68%     3.01%       2.66%
Fidelity VIP Overseas Portfolio                    1/28/87      4/6/94 -10.50%  -5.66%     2.97%       1.51%

Franklin Templeton Variable Insurance Products Trust (Class 2)
FT VIP Franklin Large Cap Growth Securities Fund    5/1/96      5/1/01   1.36%   1.73%     6.92%     -12.58%
FT VIP Franklin Small Cap Fund                     11/1/95      5/1/01  -3.10%   0.62%     6.74%     -12.93%

INVESCO Variable Investment Funds, Inc.
INVESCO VIF Health Sciences Fund                   5/22/97      5/1/01   2.15%   3.12%     7.72%      -5.51%

Janus Aspen Series (Service Shares)
Janus Aspen Growth Portfolio                       9/13/93      5/1/01  -3.78%  -3.21%     6.57%     -18.77%

T. Rowe Price International Series, Inc.
T. Rowe Price International Stock Portfolio        3/31/94     6/26/95  -9.54%  -6.11%     0.64%       0.15%

Returns in the column designated as "Life of Fund" assume an investment in the underlying funds listed above on the date of inception of each fund. Returns in the column designated as "Life of Sub-Account" assume an investment in the underlying funds listed above on the date of inception of each sub-account. All full surrenders, or withdrawals in excess of the free amount, may be subject to a surrender charge.

Returns in this report are historical and are not indicative of future results. The return and principal value of an investment will fluctuate so that an investor's shares, when redeemed, may be worth more or less than their original cost.

                          PRODUCT PERFORMANCE SUMMARY

VARIABLE INHEIRITAGE (AFLIAC)

Average Annual Total Returns as of 6/30/03

The average annual total returns for the Variable Inheiritage sub-accounts of AFLIAC are summarized below. The returns shown are net of total underlying fund expenses and all sub-account charges, but do not include insurance charges, including the premium expense charge, monthly charges under the policy, surrender charges or transaction charges. If the returns included the effect of these additional charges, they would have been significantly lower. For returns of the underlying funds that do not reflect the deduction of insurance and sub-account charges please refer to the following individual portfolio reviews.

                                                                                       Without Surrender and
                                                                                      Monthly Policy Charges
                                                                                        10 Years    10 Years
                                                      Fund Sub-Account                   or Life  or Life of
                                                 Inception   Inception                   of Fund Sub-Account
Sub-Accounts                                          Date        Date  1 Year 5 Years (if less)   (if less)
------------------------------------------------------------------------------------------------------------

Allmerica Investment Trust
AIT Core Equity Fund                               4/29/85     5/11/94  -0.24%  -3.99%     6.45%       7.06%
AIT Equity Index Fund                              9/28/90     9/19/94  -1.21%  -2.95%     8.30%       8.81%
AIT Government Bond Fund                           8/26/91     6/30/94   7.23%   5.60%     4.92%       5.61%
AIT Money Market Fund                              4/29/85     5/26/94   0.03%   2.93%     3.38%       3.50%
AIT Select Capital Appreciation Fund               4/28/95     4/28/95   3.43%   3.94%    10.25%      10.25%
AIT Select Growth Fund                             8/21/92     5/19/94  -3.74%  -7.72%     5.02%       5.50%
AIT Select International Equity Fund                5/2/94      5/3/94 -12.29%  -5.63%     2.43%       2.43%
AIT Select Investment Grade Income Fund            4/29/85      5/1/94   7.75%   5.28%     5.34%       6.09%
AIT Select Value Opportunity Fund                  4/30/93      6/1/94  -0.84%   4.42%     9.55%       9.67%

Alliance Variable Products Series Fund, Inc. (Class B)
AllianceBernstein Premier Growth Portfolio         6/26/92      5/1/01  -4.67%  -5.64%     8.38%     -18.70%

Delaware VIP Trust
Delaware VIP International Value Equity Series    10/29/92     5/11/94  -2.45%  -0.53%     6.12%       4.57%

Fidelity Variable Insurance Products Fund
Fidelity VIP Asset Manager Portfolio                9/6/89     5/11/94   8.45%   0.45%     5.95%       6.08%
Fidelity VIP Equity-Income Portfolio               10/9/86      5/1/94  -3.15%  -0.81%     8.48%       8.58%
Fidelity VIP Growth Portfolio                      10/9/86     5/11/94  -2.92%  -2.46%     7.38%       8.21%
Fidelity VIP High Income Portfolio                 9/19/85     5/12/94  25.36%  -5.02%     2.75%       2.45%
Fidelity VIP Overseas Portfolio                    1/28/87     4/28/94 -10.82%  -5.99%     2.72%       0.90%

Franklin Templeton Variable Insurance Products Trust (Class 2)
FT VIP Franklin Large Cap Growth Securities Fund    5/1/96      5/1/01   1.00%   1.38%     6.55%     -12.89%
FT VIP Franklin Small Cap Fund                     11/1/95      5/1/01  -3.44%   0.27%     6.37%     -13.24%

INVESCO Variable Investment Funds, Inc.
INVESCO VIF Health Sciences Fund                   5/22/97      5/1/01   1.79%   2.76%     7.35%      -5.84%

Janus Aspen Series (Service Shares)
Janus Aspen Growth Portfolio                       9/13/93      5/1/01  -4.12%  -3.54%     6.20%     -19.06%

T. Rowe Price International Series, Inc.
T. Rowe Price International Stock Portfolio        3/31/94      7/2/95  -9.86%  -6.44%     0.41%      -0.05%

Returns in the column designated as "Life of Fund" assume an investment in the underlying funds listed above on the date of inception of each fund. Returns in the column designated as "Life of Sub-Account" assume an investment in the underlying funds listed above on the date of inception of each sub-account. All full surrenders, or withdrawals in excess of the free amount, may be subject to a surrender charge.

Returns in this report are historical and are not indicative of future results. The return and principal value of an investment will fluctuate so that an investor's shares, when redeemed, may be worth more or less than their original cost.

                          PRODUCT PERFORMANCE SUMMARY

VARIABLE INHEIRITAGE (FAFLIC)

Average Annual Total Returns as of 6/30/03

The average annual total returns for the Variable Inheiritage sub-accounts of FAFLIC are summarized below. The returns shown are net of total underlying fund expenses and all sub-account charges, but do not include insurance charges, including the premium expense charge, monthly charges under the policy, surrender charges or transaction charges. If the returns included the effect of these additional charges, they would have been significantly lower. For returns of the underlying funds that do not reflect the deduction of insurance and sub-account charges please refer to the following individual portfolio reviews.

                                                                                       Without Surrender and
                                                                                      Monthly Policy Charges
                                                                                        10 Years    10 Years
                                                      Fund Sub-Account                   or Life  or Life of
                                                 Inception   Inception                   of Fund Sub-Account
Sub-Accounts                                          Date        Date  1 Year 5 Years (if less)   (if less)
------------------------------------------------------------------------------------------------------------

Allmerica Investment Trust
AIT Core Equity Fund                               4/29/85     9/17/95  -0.24%  -3.99%     6.44%       4.73%
AIT Equity Index Fund                              9/28/90    10/19/95  -1.21%  -2.95%     8.30%       6.78%
AIT Government Bond Fund                           8/26/91    10/19/95   7.23%   2.14%     3.00%       2.81%
AIT Money Market Fund                              4/29/85    11/20/95   0.04%   2.93%     3.35%       3.39%
AIT Select Capital Appreciation Fund               4/28/95     4/28/95   3.43%   3.94%    10.25%      10.25%
AIT Select Growth Fund                             8/21/92     8/28/95  -3.74%  -7.72%     5.02%       3.45%
AIT Select International Equity Fund                5/2/94      5/3/94 -12.29%  -5.63%     2.43%       2.43%
AIT Select Investment Grade Income Fund            4/29/85    12/15/96   7.75%   5.28%     5.34%       5.81%
AIT Select Value Opportunity Fund                  4/30/93     9/17/95  -0.84%   4.42%     9.55%       9.69%

Alliance Variable Products Series Fund, Inc. (Class B)
AllianceBernstein Premier Growth Portfolio         6/26/92      5/1/01  -4.68%  -5.64%     8.38%     -18.71%

Delaware VIP Trust
Delaware VIP International Value Equity Series    10/29/92    10/19/95  -2.45%  -0.53%     6.13%       4.55%

Fidelity Variable Insurance Products Fund
Fidelity VIP Asset Manager Portfolio                9/6/89     5/11/94   8.45%   0.45%     5.96%       6.09%
Fidelity VIP Equity-Income Portfolio               10/9/86     8/28/95  -3.15%  -0.81%     8.48%       6.66%
Fidelity VIP Growth Portfolio                      10/9/86     8/28/95  -2.92%  -2.46%     7.38%       4.71%
Fidelity VIP High Income Portfolio                 9/19/85     12/4/95  25.36%  -5.02%     2.74%       0.84%
Fidelity VIP Overseas Portfolio                    1/28/87     9/10/95 -10.82%  -5.99%     2.71%       0.84%

Franklin Templeton Variable Insurance Products Trust (Class 2)
FT VIP Franklin Large Cap Growth Securities Fund    5/1/96      5/1/01   1.00%   1.38%     6.55%     -12.90%
FT VIP Franklin Small Cap Fund                     11/1/95      5/1/01  -3.44%   0.27%     6.37%     -13.24%

INVESCO Variable Investment Funds, Inc.
INVESCO VIF Health Sciences Fund                   5/22/97      5/1/01   1.78%   2.76%     7.35%      -5.84%

Janus Aspen Series (Service Shares)
Janus Aspen Growth Portfolio                       9/13/93      5/1/01  -4.12%  -3.55%     6.19%     -19.06%

T. Rowe Price International Series, Inc.
T. Rowe Price International Stock Portfolio        3/31/94     8/28/95  -9.86%  -6.44%     0.42%      -0.44%

Returns in the column designated as "Life of Fund" assume an investment in the underlying funds listed above on the date of inception of each fund. Returns in the column designated as "Life of Sub-Account" assume an investment in the underlying funds listed above on the date of inception of each sub-account. All full surrenders, or withdrawals in excess of the free amount, may be subject to a surrender charge.

Returns in this report are historical and are not indicative of future results. The return and principal value of an investment will fluctuate so that an investor's shares, when redeemed, may be worth more or less than their original cost.

                          PRODUCT PERFORMANCE SUMMARY

ALLMERICA ESTATE OPTIMIZER (AFLIAC)

Average Annual Total Returns as of 6/30/03

The average annual total returns for the Allmerica Estate Optimizer sub-accounts of AFLIAC are summarized below. The returns shown are net of total underlying fund expenses and all sub-account charges, but do not include insurance charges, including the premium expense charge, monthly charges under the policy, surrender charges or transaction charges. If the returns included the effect of these additional charges, they would have been significantly lower. For returns of the underlying funds that do not reflect the deduction of insurance and sub-account charges please refer to the following individual portfolio reviews.

                                                                Without Surrender and
                                                               Monthly Policy Charges
                                                                 10 Years    10 Years
                               Fund Sub-Account                   or Life  or Life of
                          Inception   Inception                   of Fund Sub-Account
Sub-Accounts                   Date        Date  1 Year 5 Years (if less)   (if less)
-------------------------------------------------------------------------------------

Allmerica Investment Trust
AIT Core Equity Fund        4/29/85    12/15/98   0.01%  -3.75%     6.71%      -3.36%
AIT Equity Index Fund       9/28/90    12/15/98  -0.96%  -2.70%     8.57%      -3.57%
AIT Government Bond Fund    8/26/91     3/15/99   7.50%   5.86%     5.18%       6.04%
AIT Money Market Fund       4/29/85     1/11/99   0.29%   3.19%     3.61%       3.04%
AIT Select Capital
  Appreciation Fund         4/28/95    12/15/98   3.69%   4.20%    10.52%       6.51%
AIT Select Growth Fund      8/21/92    12/15/98  -3.48%  -7.48%     5.28%      -8.34%
AIT Select International
  Equity Fund                5/2/94    12/15/98 -12.06%  -5.39%     2.68%      -4.39%
AIT Select Investment
  Grade Income Fund         4/29/85    12/15/98   8.02%   5.55%     5.60%       5.38%
AIT Select Value
  Opportunity Fund          4/30/93    12/15/98  -0.58%   4.69%     9.82%       6.87%

Alliance Variable Products Series Fund, Inc. (Class B)
AllianceBernstein
  Premier Growth
  Portfolio                 6/26/92      5/1/01  -4.43%  -5.51%     8.48%     -18.49%

Delaware VIP Trust
Delaware VIP
  International Value
  Equity Series            10/29/92    12/15/98  -2.21%  -0.27%     6.17%       1.21%

Fidelity Variable Insurance Products Fund
Fidelity VIP Asset
  Manager Portfolio          9/6/89    12/15/98   8.72%   0.70%     6.22%       0.62%
Fidelity VIP
  Equity-Income Portfolio   10/9/86    12/15/98  -2.91%  -0.56%     8.75%       0.47%
Fidelity VIP Growth
  Portfolio                 10/9/86    12/15/98  -2.68%  -2.21%     7.65%      -4.23%
Fidelity VIP High Income
  Portfolio                 9/19/85    12/15/98  25.68%  -4.78%     3.00%      -3.03%
Fidelity VIP Overseas
  Portfolio                 1/28/87    12/15/98 -10.59%  -5.75%     2.96%      -4.70%

Franklin Templeton Variable Insurance Products Trust (Class 2)
FT VIP Franklin Large
  Cap Growth Securities
  Fund                       5/1/96      5/1/01   1.25%   1.52%     6.67%     -12.67%
FT VIP Franklin Small
  Cap Fund                  11/1/95      5/1/01  -3.20%   0.41%     6.48%     -13.02%

INVESCO Variable Investment Funds, Inc.
INVESCO VIF Health
  Sciences Fund             5/22/97      5/1/01   2.04%   2.89%     7.47%      -5.61%

Janus Aspen Series (Service Shares)
Janus Aspen Growth
  Portfolio                 9/13/93      5/1/01  -3.87%  -3.41%     6.30%     -18.85%

T. Rowe Price International Series, Inc.
T. Rowe Price
  International Stock
  Portfolio                 3/31/94    12/15/98  -9.63%  -6.20%     0.67%      -6.01%

Returns in the column designated as "Life of Fund" assume an investment in the underlying funds listed above on the date of inception of each fund. Returns in the column designated as "Life of Sub-Account" assume an investment in the underlying funds listed above on the date of inception of each sub-account. All full surrenders, or withdrawals in excess of the free amount, may be subject to a surrender charge.

Returns in this report are historical and are not indicative of future results. The return and principal value of an investment will fluctuate so that an investor's shares, when redeemed, may be worth more or less than their original cost.

                          PRODUCT PERFORMANCE SUMMARY

ALLMERICA ESTATE OPTIMIZER (FAFLIC)

Average Annual Total Returns as of 6/30/03

The average annual total returns for the Allmerica Estate Optimizer sub-accounts of FAFLIC are summarized below. The returns shown are net of total underlying fund expenses and all sub-account charges, but do not include insurance charges, including the premium expense charge, monthly charges under the policy, surrender charges or transaction charges. If the returns included the effect of these additional charges, they would have been significantly lower. For returns of the underlying funds that do not reflect the deduction of insurance and sub-account charges please refer to the following individual portfolio reviews.

                                                                                       Without Surrender and
                                                                                      Monthly Policy Charges
                                                                                        10 Years    10 Years
                                                      Fund Sub-Account                   or Life  or Life of
                                                 Inception   Inception                   of Fund Sub-Account
Sub-Accounts                                          Date        Date  1 Year 5 Years (if less)   (if less)
------------------------------------------------------------------------------------------------------------

Allmerica Investment Trust
AIT Core Equity Fund                               4/29/85      5/1/01   0.01%  -3.86%     6.54%     -13.18%
AIT Equity Index Fund                              9/28/90      5/1/01  -0.96%  -2.81%     8.40%     -11.08%
AIT Government Bond Fund                           8/26/91      5/1/01   7.50%   5.74%     5.02%       7.04%
AIT Money Market Fund                              4/29/85      5/1/01   0.29%   3.08%     3.45%       1.16%
AIT Select Capital Appreciation Fund               4/28/95      5/1/01   3.69%   4.09%    10.36%      -4.20%
AIT Select Growth Fund                             8/21/92      5/1/01  -3.48%  -7.58%     5.12%     -16.91%
AIT Select International Equity Fund                5/2/94      5/1/01 -12.06%  -5.49%     2.53%     -14.22%
AIT Select Investment Grade Income Fund            4/29/85      5/1/01   8.02%   5.43%     5.44%       6.94%
AIT Select Value Opportunity Fund                  4/30/93      5/1/01  -0.58%   4.57%     9.65%      -1.55%

Alliance Variable Products Series Fund, Inc. (Class B)
AllianceBernstein Premier Growth Portfolio         6/26/92      5/1/01  -4.43%  -5.51%     8.48%     -18.49%

Delaware VIP Trust
Delaware VIP International Value Equity Series    10/29/92      5/1/01  -2.21%  -0.39%     6.00%      -3.91%

Fidelity Variable Insurance Products Fund
Fidelity VIP Asset Manager Portfolio                9/6/89      5/1/01   8.72%   0.59%     6.05%      -1.69%
Fidelity VIP Equity-Income Portfolio               10/9/86      5/1/01  -2.91%  -0.67%     8.59%      -7.02%
Fidelity VIP Growth Portfolio                      10/9/86      5/1/01  -2.68%  -2.32%     7.48%     -16.19%
Fidelity VIP High Income Portfolio                 9/19/85      5/1/01  25.67%  -4.88%     2.84%       3.79%
Fidelity VIP Overseas Portfolio                    1/28/87      5/1/01 -10.59%  -5.86%     2.80%     -15.23%

Franklin Templeton Variable Insurance Products Trust (Class 2)
FT VIP Franklin Large Cap Growth Securities Fund    5/1/96      5/1/01   1.25%   1.52%     6.67%     -12.67%
FT VIP Franklin Small Cap Fund                     11/1/95      5/1/01  -3.20%   0.41%     6.48%     -13.02%

INVESCO Variable Investment Funds, Inc.
INVESCO VIF Health Sciences Fund                   5/22/97      5/1/01   2.04%   2.89%     7.47%      -5.61%

Janus Aspen Series (Service Shares)
Janus Aspen Growth Portfolio                       9/13/93      5/1/01  -3.87%  -3.41%     6.30%     -18.85%

T. Rowe Price International Series, Inc.
T. Rowe Price International Stock Portfolio        3/31/94      5/1/01  -9.63%  -6.30%     0.52%     -14.12%

Returns in the column designated as "Life of Fund" assume an investment in the underlying funds listed above on the date of inception of each fund. Returns in the column designated as "Life of Sub-Account" assume an investment in the underlying funds listed above on the date of inception of each sub-account. All full surrenders, or withdrawals in excess of the free amount, may be subject to a surrender charge.

Returns in this report are historical and are not indicative of future results. The return and principal value of an investment will fluctuate so that an investor's shares, when redeemed, may be worth more or less than their original cost.

                          PRODUCT PERFORMANCE SUMMARY


VARI-EXCEPTIONAL LIFE PLUS (AFLIAC)

Average Annual Total Returns as of 6/30/03

The average annual total returns for the Vari-Exceptional Life Plus sub-accounts of AFLIAC are summarized below. The returns shown are net of total underlying fund expenses and all sub-account charges, but do not include insurance charges, including the premium expense charge, monthly charges under the policy, surrender charges or transaction charges. If the returns included the effect of these additional charges, they would have been significantly lower. For returns of the underlying funds that do not reflect the deduction of insurance and sub-account charges please refer to the following individual portfolio reviews.

                                                                                       Without Surrender and
                                                                                      Monthly Policy Charges
                                                                                        10 Years    10 Years
                                                      Fund Sub-Account                   or Life  or Life of
                                                 Inception   Inception                   of Fund Sub-Account
Sub-Accounts                                          Date        Date  1 Year 5 Years (if less)   (if less)
------------------------------------------------------------------------------------------------------------

Allmerica Investment Trust
AIT Core Equity Fund                               4/29/85    11/19/87   0.42%  -3.40%     6.98%       6.98%
AIT Equity Index Fund                              9/28/90    10/25/90  -0.56%  -2.34%     8.84%       8.84%
AIT Government Bond Fund                           8/26/91     11/6/91   7.94%   6.25%     5.44%       5.44%
AIT Money Market Fund                              4/29/85    12/22/87   0.69%   3.57%     3.87%       3.87%
AIT Select Capital Appreciation Fund               4/28/95     4/28/95   4.11%   4.59%    10.86%      10.86%
AIT Select Growth Fund                             8/21/92     9/17/92  -3.11%  -7.14%     5.54%       5.54%
AIT Select International Equity Fund                5/2/94      5/3/94 -11.71%  -5.04%     3.05%       2.96%
AIT Select Investment Grade Income Fund            4/29/85     12/2/87   8.46%   5.94%     5.86%       5.86%
AIT Select Value Opportunity Fund                  4/30/93      5/6/93  -0.18%   5.07%    10.11%      10.11%

Delaware VIP Trust
Delaware VIP International Value Equity Series    10/29/92     5/18/93  -1.81%   0.09%     6.42%       6.42%

Fidelity Variable Insurance Products Fund
Fidelity VIP Asset Manager Portfolio                9/6/89     5/11/94   9.16%   1.07%     6.48%       6.63%
Fidelity VIP Equity-Income Portfolio               10/9/86    11/16/87  -2.52%  -0.19%     9.03%       9.03%
Fidelity VIP Growth Portfolio                      10/9/86    11/16/87  -2.28%  -1.85%     7.91%       7.91%
Fidelity VIP High Income Portfolio                 9/19/85    11/19/87  26.18%  -4.43%     3.26%       3.26%
Fidelity VIP Index 500 Portfolio                   8/27/92    10/15/99  -0.36%  -2.42%     9.07%      -7.50%
Fidelity VIP Overseas Portfolio                    1/28/87    11/19/87 -10.23%  -5.41%     3.22%       3.22%

Franklin Templeton Variable Insurance Products Trust (Class 2)
FT VIP Franklin Large Cap Growth Securities Fund    5/1/96      5/1/01   1.66%   2.04%     7.24%     -12.32%
FT VIP Franklin Small Cap Fund                     11/1/95      5/1/01  -2.80%   0.92%     7.06%     -12.67%

INVESCO Variable Investment Funds, Inc.
INVESCO VIF Health Sciences Fund                   5/22/97      5/1/01   2.45%   3.43%     8.05%      -5.23%

Janus Aspen Series (Service Shares)
Janus Aspen Growth Portfolio                       9/13/93      5/1/01  -3.49%  -2.91%     6.89%     -18.52%

T. Rowe Price International Series, Inc.
T. Rowe Price International Stock Portfolio        3/31/94     6/25/95  -9.27%  -5.85%     0.94%       0.38%

Returns in the column designated as "Life of Fund" assume an investment in the underlying funds listed above on the date of inception of each fund. Returns in the column designated as "Life of Sub-Account" assume an investment in the underlying funds listed above on the date of inception of each sub-account. All full surrenders, or withdrawals in excess of the free amount, may be subject to a surrender charge.

Returns in this report are historical and are not indicative of future results. The return and principal value of an investment will fluctuate so that an investor's shares, when redeemed, may be worth more or less than their original cost.

                  VARIABLE LIFE INSURANCE PRODUCT INFORMATION

VEL 87, VEL 91, VEL 93, Variable Inheiritage

PRODUCT DESCRIPTION
--------------------------------------------------------------------------------
These policies are individual and joint survivorship flexible premium variable life insurance policies with death benefits, policy value, and other features traditionally associated with life insurance. The Policy is variable because the Policy Value will increase or decrease depending on the investment experience of the Sub-Accounts of the Separate Account. Under some circumstances, the Death Benefit may vary with the investment experience of the Sub-Accounts.

PAYMENT SCHEDULE
--------------------------------------------------------------------------------
The Policies are flexible premium because, unlike traditional insurance policies, there is no fixed schedule for premium payments. The Policy Owner may vary the frequency and amount of future premium payments, subject to certain limits, restrictions and conditions set by Company standards and federal tax laws.

CASH VALUE ACCESS
--------------------------------------------------------------------------------
The Policy Owner may make partial withdrawals, borrow up to the loan value of your policy or surrender the policy for its Surrender Value. Loans and withdrawals will reduce the Policy Value and Death Benefit.

FIXED ACCOUNT INFORMATION
--------------------------------------------------------------------------------
The Policy Owner may allocate part or all of your policy value to the Fixed Account. The Fixed Account is a part of our General Account. The Company guarantees amounts allocated to the Fixed Account as to principal and a minimum rate of interest. The minimum interest the Company will credit on amounts allocated to the Fixed Account is 4.0% compounded annually. Fixed Account Guarantees are based on the claims-paying ability of the issuer.

DEATH BENEFIT
--------------------------------------------------------------------------------
The Company will pay a Death Benefit to the Beneficiary when the Insured dies while the policy is in effect. If the policy was issued as a Second-to-Die policy, the Death Benefit will be paid on the death of the last surviving insured. The Death Benefit is the Surrender Value of the policy after the final premium payment date.

CHARGES AND FEES
--------------------------------------------------------------------------------
The following is a brief description of the Charges and Fees associated with the policies. Please see the prospectus for a detailed description of the specific charges that apply to your policy.

Surrender Charges: These policies provide for a contingent surrender charge which will be deducted if the policy owner requests a partial withdrawal, a full surrender of the policy or decrease in face amount during a surrender charge period.

Insurance Charges: Charges are deducted monthly to compensate the Company for the anticipated cost of providing Death Proceeds and any additional options selected. These charges vary depending on the type of policy and underwriting class.

Charge for Increase/Decrease in the Face Amount: For each increase or decrease in Face Amount, a transaction charge of $40 may be deducted from Policy Value.

Transfers: The Company does not restrict the number of transfers among the sub-accounts. The first 12 transfers may be made free of charge; subsequent transfers may be charged up to a $25 fee per transfer.

Charges Against the Assets of the Separate Account: The Company assesses each sub-account with a charge for mortality and expense risks assumed by the Company and a charge for administrative expenses of the separate account may apply.

State and Local Premium Tax Charge: A charge for state and local premium taxes (if any) is deducted from each premium payment. The premium tax charge may vary based on the insured's residence. An additional up-front sales load (premium expense charge) may apply. The levels of fees and expenses vary amount the funds.

Monthly Administration Charge: A monthly charge is assessed against the policy to cover administration of the policy.

Underlying Fund Expenses: The funds incur investment advisory fees and other expenses which are reflected in the variable account. The levels of fees and expenses vary among the funds.

                  VARIABLE LIFE INSURANCE PRODUCT INFORMATION

Estate Optimizer

PRODUCT DESCRIPTION
--------------------------------------------------------------------------------
This policy is a modified single premium life insurance policy with Death Benefits, Policy Value, and other features traditionally associated with life insurance. The Policy is variable because the Policy Value will increase or decrease depending on the investment experience of the Sub-Accounts of the Separate Account. Under some circumstances, the Death Benefit may vary with the investment experience of the Sub-Accounts.

PAYMENT SCHEDULE
--------------------------------------------------------------------------------
This Contract requires a single payment on or before the Date of Issue. Additional payments may be made under certain circumstances.

CASH VALUE ACCESS
--------------------------------------------------------------------------------
The Contract Owner may make partial withdrawals, borrow up to the loan value of the contract or surrender the contract for its Surrender Value. A withdrawal reduces the Death Benefit by the same percentage that the amount withdrawn reduces Policy Value. Loans reduce the death benefit by the amount borrowed. Loans and withdrawals may be taxable and could be subject to a 10% tax penalty prior to age 59 1/2.

FIXED ACCOUNT INFORMATION
--------------------------------------------------------------------------------
The Contract Owner may allocate part or all of your policy value to the Fixed Account. The Fixed Account is a part of the General Account. The Company guarantees amounts allocated to the Fixed Account as to principal and a minimum rate of interest. The minimum interest we will credit on amounts allocated to the Fixed Account is 4.0% compounded annually. Fixed Account Guarantees are based on the claims-paying ability of the issuer.

DEATH BENEFIT
--------------------------------------------------------------------------------
The Company will pay a Death Benefit to the Beneficiary when the Insured dies while the contract is in effect. If the contract was issued as a Second-to-Die policy, the Death Benefit will be paid on the death of the last surviving insured.

CHARGES AND FEES
--------------------------------------------------------------------------------
The following is a brief description of the Charges and Fees associated with the policies. Please see the prospectus for a detailed description of the specific charges that apply to your policy .

Surrender Charges: These policies provide for a contingent surrender charge which will be deducted if the policy owner requests a full surrender of the policy or a partial withdrawal within ten contract years from the Date of Issue. This charge begins at 10% of the amount that exceeds the free 10% withdrawal amount and decreases to 0% by the tenth contract year.

Insurance Charges: Charges are deducted monthly to compensate the Company for the anticipated cost of providing Death Proceeds and any additional options selected. These charges vary depending on the type of policy and underwriting class.

Transfers: The Company does not restrict the number of transfers among the sub-accounts. The first 12 transfers may be made free of charge; subsequent transfers may be charged up to a $25 fee per transfer.

Charges Against the Assets of the Separate Account: The Company assesses each sub-account with a charge of 0.90% on an annual basis for mortality and expense risks assumed by the Company and a charge of 0.20% will be assessed against each sub-account plus the fixed account on an annual basis for administrative expenses of the contract.

Distribution Fee: For the first ten contract years only, a charge of 0.90% is assessed on an annual basis for distribution expenses.

Federal and State Payment Tax Charge: For the first contract year only, a charge of 1.50% is assessed on an annual basis for federal, state and local taxes.

Monthly Administration Charge: A monthly charge is assessed against the policy to cover administration of the policy, which is waived if the policy value exceeds $100.

Underlying Fund Expenses: The funds incur investment advisory fees and other expenses which are reflected in the variable account. The levels of fees and expenses vary among the funds.

                  VARIABLE LIFE INSURANCE PRODUCT INFORMATION


Vari-Exceptional Life Plus

PRODUCT DESCRIPTION
--------------------------------------------------------------------------------
These policies are individual flexible premium variable life insurance policies offered to eligible applicants who are members of a non-qualified benefit plan having a minimum of five or more members, depending on the group, and are age
80 years old or under. The Policy is variable because the Policy Value will increase or decrease depending on the investment experience of the Sub-Accounts of the Separate Account. Under some circumstances, the Death Benefit may vary with the investment experience of the Sub-Accounts.

PAYMENT SCHEDULE
--------------------------------------------------------------------------------
The Policies are flexible premium because, unlike traditional insurance policies, there is no fixed schedule for premium payments. The policy owner may vary the frequency and amount of future premium payments, subject to certain limits, restrictions and conditions set by Company standards and federal tax laws.

CASH VALUE ACCESS
--------------------------------------------------------------------------------
Policy owners may make partial withdrawals, borrow up to the loan value of your policy or surrender the policy for its Surrender Value. Loans and withdrawals will reduce the Policy Value and Death Benefit.

FIXED ACCOUNT INFORMATION
--------------------------------------------------------------------------------
The Company bears full investment risk for amounts allocated to the general account and guarantees that interest credited will not be less than an annual rate of 4.0%. The Company, at its sole discretion, may credit a higher rate of interest although it is not obligated to credit interest in excess of the guaranteed minimum rate. The excess interest rate, if any, in effect on the date a premium is received is guaranteed on that premium for one year unless the policy value associated with the premium becomes security for a policy loan. Fixed Account Guarantees are based on the claims-paying ability of the issuer.

DEATH BENEFIT
--------------------------------------------------------------------------------
The Company will pay a Death Benefit to the Beneficiary when the Insured dies while the policy is in effect. The Death Benefit is the Surrender Value of the policy after the final premium payment date.

CHARGES AND FEES
--------------------------------------------------------------------------------
The following is a brief description of the Charges and Fees associated with the policies. Please see the prospectus for a detailed description of the specific charges that apply to your policy.

Surrender Charges: This policy provides for a contingent deferred sales and administrative charge varying by product version. The maximum surrender charge remains level for 44 months, reduces by 1% per month for the next 76 Policy months and is 0 thereafter. A separate surrender charge may be calculated for each face amount increase.

Partial Withdrawal Charge: In addition to Surrender Charges, an additional processing charge, which is the smaller of 2.0% of the withdrawal amount or $25, will be assessed on each partial withdrawal.

Transfer Charge: The Company does not restrict the number of transfers among the sub-accounts. The first 12 transfers may be made free of charge; subsequent transfers may be charged up to a $25 fee per transfer.

Face Amount Increase Charge: For each increase in face amount, a transaction charge equal to $40 will be assessed.

State and Local Premium Tax Charge: A charge for state and local premium taxes (if any) is deducted from each premium payment. The premium tax charge may vary based on the insured's residence.

Monthly Administration Charge: A monthly charge is assessed against the policy to cover administration of the policy. The current, and guaranteed, charge is $5 per month.

Monthly Mortality and Expense Risk Charge: The current charge is 0.50% but will not exceed a guaranteed effective annual rate of 0.90%.

Allocation Change Charge: A charge may be assessed not to exceed $25 for changing net premium allocation instructions.

Monthly Cost of Insurance: Current charges vary by month depending on age, face amount and other policy variables.

Underlying Fund Expenses: The funds incur investment advisory fees and other expenses which are reflected in the variable account. The levels of fees and expenses vary among the funds.

To be preceded or accompanied by the current prospectus. Read it carefully before investing.

If you would like to request additional copies of this report, please contact either your Allmerica Financial representative or call 1-800-533-7881.

         Vari-Exceptional Life ('87, '91 & '93) . Variable Inheiritage
                  Estate Optimizer . Vari-Exceptional Life Plus
 Products are issued by Allmerica Financial Life Insurance and Annuity Company
      (First Allmerica Financial Life Insurance Company in NY) and offered by VeraVest Investments, Inc., member NASD/SIPC.



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                                   AllmericA
                                  FINANCIAL (R)

                       THE ALLMERICA FINANCIAL COMPANIES
                       ---------------------------------
The Hanover Insurance Company . Allmerica Financial Alliance Insurance Company
 Allmerica Financial Benefit Insurance Company . Citizens Insurance Company of America . Citizens Management Inc. . AMGRO, Inc. . Financial Profiles, Inc.
     VeraVest Investments, Inc. . VeraVest Investment Advisors, Inc. . Opus Investment Management, Inc. . Allmerica Trust Company, N.A. . First Allmerica
Financial Life Insurance Company. Allmerica Financial Life Insurance and Annuity
                         Company (all states except NY)

AFSSEMIRPT (6/03)